TRANSACTIONS WITH RELATED PARTIES - Main transactions in 2020 (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Chesf, Eletronorte, CGT Eletrosul and Funas (Cedentes), Electropar, and Eletrobras (intervening / consenting)
NATURE OF TRANSACTIONS
Price per km of of activated fiber and fiber optic pair made available for activation	R$ 48.00
Montly percentage on net amount received	2.00%
Eletropar and Eletronet, Eletrobras (intervening / consenting)
NATURE OF TRANSACTIONS
Price per km of of activated fiber and fiber optic pair made available for activation	R$ 48.00
Eletronorte and CGTEletrosul
NATURE OF TRANSACTIONS
Transaction amount	R$ 152,992
Eletronorte and Amazonas GT [Member]
NATURE OF TRANSACTIONS
Transaction amount	R$ 100,000
Furnas
NATURE OF TRANSACTIONS
Percentage of the distributor's capital	99.56%	99.56%